Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officer (“PEO”), Mr. Deines, and non-PEO named executive officers (“NEOs”) for 2021, 2022, and 2023.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO[4] ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS[4] ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN ($)	NET INCOME (IN THOUSANDS) ($)
2023[1]	598,644	619,516	388,507	395,699	107.62	2,286
2022[2]	720,977	650,221	441,497	451,898	101.45	13,496
2021[3]	787,400	1,063,295	441,745	616,244	131.32	14,979
[1]	In 2023, Mr. Riffle and Mr. Neros were our Non-PEO NEOs.
[2]	In 2022, Mr. Riffle, Ms. Geraldine Bullard, and Ms. Kelly Liske were our Non-PEO NEOs.
[3]	In 2021, Mr. Riffle and Ms. Kelly Liske were our Non-PEO NEOs.
[4]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

PEO Total Compensation Amount	$ 598,644	$ 720,977	$ 787,400
PEO Actually Paid Compensation Amount	$ 619,516	650,221	1,063,295
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid reflects adjustments to the values of awards of restricted shares shown in the Summary Compensation Table as set forth in the tables below.

PEO YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR-END TO CURRENT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	COMPENSATION ACTUALLY PAID ($)
2023	598,644	0	8,755	6,788	5,329	0	619,516

Non-PEO NEO Average Total Compensation Amount	$ 388,507	441,497	441,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 395,699	451,898	616,244
Adjustment to Non-PEO NEO Compensation Footnote
NON-PEO NEOS YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	AVERAGE INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR-END TO CURRENT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	AVERAGE DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	AVERAGE DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID ($)
2023	388,507	0	2,427	3,422	1,343	0	395,699

Compensation Actually Paid (“CAP”) to our PEO and Non-PEO NEOs was lower in 2023 compared to 2022 and 2021. The decrease in CAP is primarily the result of a decrease in the Company’s stock price in 2022 compared to 2021, which resulted in lower values of equity awards in 2022. Additionally, there were no equity awards in 2023 further reducing CAP. Net Income also decreased in 2023 compared to 2022 and 2021.

Total Shareholder Return Amount	$ 107.62	101.45	131.32
Net Income (Loss)	2,286,000	$ 13,496,000	$ 14,979,000
PEO Increase For Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Change In Fair Value Of Unvested Equity Awards From Prior Year-End To Current Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,755
PEO Change In Fair Value Of Unvested Equity Awards That Vested During Year From Prior Year-End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,788
PEO Dividends Paid On Awards During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,329
PEO Deduction For Fair Value Of Awards Granted In Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Average Increase For Year-End Fair Value Of Equity Awards Granted During Year That Remained unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Average Change In Fair Value Of Unvested Equity Awards From Prior Year-End To Current Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,427
NEO Average Change In Fair Value Of Unvested Equity Awards That Vested During Year From Prior Year-End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,422
NEO Average Dividends Paid On Awards During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,343
NEO Average Deductions For Fair Value Of Awards Granted In Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0